Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya Separate Portfolios Trust
Prospectus Date	rr_ProspectusDate	Jul. 31, 2017
Supplement [Text Block]	vspt_SupplementTextBlock
VOYA SEPARATE PORTFOLIOS TRUST
Voya Securitized Credit Fund
("Fund")

Supplement dated September 20, 2017
to the Fund's Class A, Class I, Class P, and Class W Prospectus
and Class T Prospectus
("Prospectus" collectively "Prospectuses"),
each dated July 31, 2017

Pursuant to the guidance from the U.S. Securities and Exchange Commission, as the Fund was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Fund's classification has changed from a non-diversified fund to a diversified fund effective September 20, 2017. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Separate Portfolios Trust is organized as a Delaware statutory trust.

Effective immediately, the Fund’s Prospectuses are hereby revised as follows:

1.	The sixth paragraph of the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted in its entirety.

2.	The risk entitled “Issuer Non-Diversification” of the section entitled “Principal Risks” of the Fund’s Prospectuses is hereby deleted in its entirety.

3.	The following paragraph is added to the section entitled “Performance Information – Average Annual Total Returns” of the Fund’s Class A, Class I, Class P, and Class W Prospectus:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class P shares only. After-tax returns for other classes will vary.

Class A, I, P, W Shares | Voya Securitized Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock
VOYA SEPARATE PORTFOLIOS TRUST
Voya Securitized Credit Fund
("Fund")

Supplement dated September 20, 2017
to the Fund's Class A, Class I, Class P, and Class W Prospectus
and Class T Prospectus
("Prospectus" collectively "Prospectuses"),
each dated July 31, 2017

Pursuant to the guidance from the U.S. Securities and Exchange Commission, as the Fund was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Fund's classification has changed from a non-diversified fund to a diversified fund effective September 20, 2017. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Separate Portfolios Trust is organized as a Delaware statutory trust.

Effective immediately, the Fund’s Prospectuses are hereby revised as follows:

1.	The sixth paragraph of the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted in its entirety.

2.	The risk entitled “Issuer Non-Diversification” of the section entitled “Principal Risks” of the Fund’s Prospectuses is hereby deleted in its entirety.

3.	The following paragraph is added to the section entitled “Performance Information – Average Annual Total Returns” of the Fund’s Class A, Class I, Class P, and Class W Prospectus:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class P shares only. After-tax returns for other classes will vary.

Class T Shares | Voya Securitized Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock
VOYA SEPARATE PORTFOLIOS TRUST
Voya Securitized Credit Fund
("Fund")

Supplement dated September 20, 2017
to the Fund's Class A, Class I, Class P, and Class W Prospectus
and Class T Prospectus
("Prospectus" collectively "Prospectuses"),
each dated July 31, 2017

Pursuant to the guidance from the U.S. Securities and Exchange Commission, as the Fund was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Fund's classification has changed from a non-diversified fund to a diversified fund effective September 20, 2017. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Separate Portfolios Trust is organized as a Delaware statutory trust.

Effective immediately, the Fund’s Prospectuses are hereby revised as follows:

1.	The sixth paragraph of the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted in its entirety.

2.	The risk entitled “Issuer Non-Diversification” of the section entitled “Principal Risks” of the Fund’s Prospectuses is hereby deleted in its entirety.